Steven I. Koszalka Secretary American Funds Money Market Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

January 15, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

On behalf of the above-named investment company (the “Fund”), we hereby file Post-Effective Amendment No. 17 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 19 under the Investment Company Act of 1940 to the Fund’s Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act to reflect a change in the Fund’s name and the redesignation of the Fund as a U.S. government money market fund. We respectfully request that the Amendment become effective on April 1, 2016.

If you have any questions about the enclosed, please telephone Erik Vayntrub at 213/486-9108 or me.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka